S000004310 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	308 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P 500 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
iShares Core S&P 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.85%	14.39%	14.78%
Performance Inception Date				May 15, 2000
iShares Core S&P 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.48%	14.00%	14.31%
iShares Core S&P 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.77%	11.48%	12.33%